Filed with the Securities and Exchange Commission on February 20, 2015

Securities Act of 1933 File No. 002-52242

Investment Company Act of 1940 File No. 811-02538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 112

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 107

(Check appropriate box or boxes.)

TOUCHSTONE INVESTMENT TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copies to:

Deborah Bielicke Eades, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7661

Renee Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7616

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 112 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 112 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 20th day of February 2015.

TOUCHSTONE INVESTMENT TRUST

By:	/s/Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this PEA No. 112 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	February 20, 2015
Phillip R. Cox
	*	Trustee	February 20, 2015
William C. Gale

	*	Trustee	February 20, 2015
Susan J. Hickenlooper
	*	Trustee	February 20, 2015
Kevin A. Robie
	*	Trustee	February 20, 2015
Edward J. VonderBrink

	/s/Jill T. McGruder	Trustee and President	February 20, 2015
Jill T. McGruder

	/s/Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	February 20, 2015
Terrie A. Wiedenheft

*By:	/s/Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney filed with PEA No. 106 on January 27, 2014)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-102.INS	XBRL Instance Document

EX-102.SCH	XBRL Taxonomy Extension Schema Document

EX-102.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-102.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-102.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-102.PRE	XBRL Taxonomy Extension Presentation Linkbase